Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	UNION SECURITY INSURANCE CO
Entity Central Index Key	0000823533
Document Type	POS AM
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	0
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Fixed maturity securities available for sale, at fair value (amortized cost - $2,526,001 in 2011 and $2,537,606 in 2010)	$ 2,865,934	$ 2,716,856
Equity securities available for sale, at fair value (cost - $81,143 in 2011 and $126,626 in 2010)	80,881	128,768
Commercial mortgage loans on real estate, at amortized cost	671,104	702,311
Policy loans	12,822	13,241
Short-term investments	82,664	53,246
Collateral held/pledged under securities agreements	42,666	57,039
Other investments	103,053	92,117
Total investments	3,859,124	3,763,578
Cash and cash equivalents	5,741	24,516
Premiums and accounts receivable, net	66,510	71,203
Reinsurance recoverables	1,820,067	1,744,688
Accrued investment income	42,266	41,929
Deferred acquisition costs	29,419	31,222
Deferred income taxes, net	0	8,115
Goodwill	17,285	17,285
Value of business acquired	14,833	16,697
Other intangible assets, net	20,123	21,910
Other assets	10,528	12,726
Assets held in separate accounts	1,469,782	1,764,702
Total assets	7,355,678	7,518,571
Liabilities
Future policy benefits and expenses	2,846,881	2,881,526
Unearned premiums	32,291	33,871
Claims and benefits payable	1,760,577	1,741,250
Commissions payable	14,333	14,666
Deferred gain on disposal of businesses	86,034	99,897
Obligation under securities agreements	42,830	57,467
Accounts payable and other liabilities	152,317	154,750
Deferred income taxes, net	18,453	0
Tax payable	11,938	16,944
Liabilities related to separate accounts	1,469,782	1,764,702
Total liabilities	6,435,436	6,765,073
Commitments and contingencies (Note 16)
Stockholder's equity
Common stock, par value $5 per share, 1,000,000 shares authorized, issued, and outstanding	5,000	5,000
Additional paid-in capital	497,211	475,635
Retained earnings	200,961	158,846
Accumulated other comprehensive income	217,070	114,017
Total stockholder's equity	920,242	753,498
Total liabilities and stockholder's equity	$ 7,355,678	$ 7,518,571

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Fixed maturity securities available for sale, amortized cost (in dollars)	$ 2,526,001	$ 2,537,606
Equity securities available for sale, cost (in dollars)	$ 81,143	$ 126,626
Common stock, par value (in dollars per share)	$ 5	$ 5
Common stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued	1,000,000	1,000,000
Common stock, shares outstanding	1,000,000	1,000,000

Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Net earned premiums and other considerations	$ 1,053,182	$ 1,116,247	$ 1,092,512
Net investment income	203,535	212,475	216,725
Net realized gains (losses) on investments, excluding other-than-temporary investment losses	3,435	11,458	(13,925)
Total other-than-temporary investment losses	(3,296)	(4,263)	(11,330)
Portion of loss (gain) recognized in other comprehensive income, before taxes	312	(12)	(257)
Net other-than-temporary investment losses recognized in earnings	(2,984)	(4,275)	(11,587)
Amortization of deferred gains on disposal of businesses	13,862	(2,876)	16,906
Fees and other income	7,891	6,148	14,859
Total revenues	1,278,921	1,339,177	1,315,490
Benefits, losses and expenses
Policyholder benefits	809,548	838,055	849,531
Amortization of deferred acquisition costs and value of business acquired	41,349	41,372	46,398
Underwriting, general and administrative expenses	331,858	348,842	340,342
Goodwill impairment	0	64,288	75,244
Total benefits, losses and expenses	1,182,755	1,292,557	1,311,515
Income before provision for income taxes	96,166	46,620	3,975
Provision for income taxes	22,051	32,883	27,127
Net income (loss)	$ 74,115	$ 13,737	$ (23,152)

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	$ 74,115	$ 13,737	$ (23,152)
Other comprehensive income:
Change in unrealized gains (losses) on securities, net of taxes of $(55,833), $(41,445), and $(120,209), respectively	103,690	77,000	210,552
Change in other-than-temporary impairment (losses) gains recognized in other comprehensive income, net of taxes of $343, $(1,305), and $(3,326), respectively	(637)	2,424	6,177
Total other comprehensive income	103,053	79,424	216,729
Total comprehensive income	$ 177,168	$ 93,161	$ 193,577

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income
Net change in unrealized gains (losses) on securities, taxes	$ (55,833)	$ (41,445)	$ (120,209)
Net change in other-than-temporary impairment (losses) gains recognized in other comprehensive income, taxes	$ 343	$ (1,305)	$ (3,326)

Consolidated Statements of Changes in Stockholder's Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive (Loss) Income
Balance at Dec. 31, 2008	$ 529,760	$ 5,000	$ 460,635	$ 229,837	$ (165,712)
Equity
Dividends	(20,000)	0	0	(20,000)	0
Capital contribution (Note 7)	15,000	0	15,000	0	0
Capital contribution. (Note 7)	0	0	0	0	0
Cumulative effect of change in accounting principles (Note 2)	0	0	0	16,424	(16,424)
Net income (loss)	(23,152)	0	0	(23,152)	0
Other comprehensive income	216,729	0	0	0	216,729
Balance at Dec. 31, 2009	718,337	5,000	475,635	203,109	34,593
Equity
Dividends	(58,000)	0	0	(58,000)	0
Capital contribution (Note 7)	0	0	0	0	0
Capital contribution. (Note 7)	0	0	0	0	0
Cumulative effect of change in accounting principles (Note 2)	0	0	0	0	0
Net income (loss)	13,737	0	0	13,737	0
Other comprehensive income	79,424	0	0	0	79,424
Balance at Dec. 31, 2010	753,498	5,000	475,635	158,846	114,017
Equity
Dividends	(32,000)	0	0	(32,000)	0
Capital contribution (Note 7)	0	0	0	0	0
Capital contribution. (Note 7)	21,576	0	21,576	0	0
Cumulative effect of change in accounting principles (Note 2)	0	0	0	0	0
Net income (loss)	74,115	0	0	74,115	0
Other comprehensive income	103,053	0	0	0	103,053
Balance at Dec. 31, 2011	$ 920,242	$ 5,000	$ 497,211	$ 200,961	$ 217,070

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income (loss)	$ 74,115		$ 13,737	$ (23,152)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in reinsurance recoverable	(75,379)		(310,283)	(75,154)
Change in premiums and accounts receivable	6,280		9,676	(5,590)
Depreciation and amortization	6,238		4,805	3,418
Change in deferred acquisition costs and value of business acquired	3,667		8,772	7,790
Change in accrued investment income	(337)		(453)	(866)
Change in insurance policy reserves and expenses	(16,898)		192,385	(45,507)
Change in accounts payable and other liabilities	(5,613)		(35,745)	(3,222)
Change in commissions payable	(333)		1,424	(1,756)
Amortization of deferred gain on disposal of businesses	(13,863)		2,876	(16,906)
Change in income taxes	(12,351)		12,125	7,501
Net realized (gains) losses on investments	(451)		(7,183)	25,512
Goodwill impairment	0		64,288	75,244
Other	685		2,712	(5,251)
Net cash used in operating activities	(34,240)		(40,864)	(57,939)
Sales of:
Fixed maturity securities available for sale	232,195		323,152	244,094
Equity securities available for sale	46,629		44,045	27,345
Other invested assets	10,942		8,426	9,500
Property and equipment	0		0	(105)
Maturities, prepayments, and scheduled redemption of:
Fixed maturity securities available for sale	199,936		170,173	129,687
Commercial mortgage loans on real estate	42,182		66,719	73,338
Purchase of:
Fixed maturity securities available for sale	(419,265)		(531,646)	(449,662)
Equity securities available for sale	(3,500)		(7,340)	(11,750)
Commercial mortgage loans on real estate	(14,661)		0	(12,096)
Other invested assets	(17,994)		(11,807)	(15,608)
Property and equipment	0		(22)	0
Subsidiary, net of cash transferred	0		0	4,923	[1]
Change in short-term investments	(29,418)		17,983	89,480
Change in collateral held under securities lending	14,637		49,857	15,877
Change in policy loans	419		740	441
Net cash provided by investing activities	62,102		130,280	105,464
Financing activities
Dividends paid	(32,000)		(58,000)	(20,000)
Change in obligation under securities lending	(14,637)		(50,719)	(15,877)
Contributed capital	0		0	15,000
Net cash used in financing activities	(46,637)	[2]	(108,719)	(20,877)
Change in cash and cash equivalents	(18,775)		(19,303)	26,648
Cash and cash equivalents at beginning of period	24,516		43,819	17,171
Cash and cash equivalents at end of period	5,741		24,516	43,819
Supplemental information:
Income taxes paid, net of refunds	$ 34,402		$ 20,727	$ 19,597

[1]	This relates to Shenandoah Life Insurance Company ("Shenandoah"), acquired through reinsurance agreement on October 1, 2009.
[2]	During 2011, a $21,576 non-cash capital contribution in the form of a deferred tax asset was made from the Parent. See Note 7 for more information.

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows
Non-cash capital contribution	$ 21,576	$ 0	$ 0

Nature of Operations	12 Months Ended
Dec. 31, 2011
Nature of Operations
Nature of Operations

1.  NATURE OF OPERATIONS

Union Security Insurance Company (the "Company") is a provider of life and health insurance products, including group disability insurance, group dental insurance, group life insurance, group vision insurance, supplemental worksite insurance, small employer group health insurance and pre-funded funeral insurance ("preneed"). The Company is an indirect wholly-owned subsidiary of Assurant, Inc. (the "Parent"). The Parent's common stock is traded on the New York Stock Exchange under the symbol AIZ. The Company distributes its products in the District of Columbia and in all states except New York.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Amounts are presented in United States of America ("U.S.") dollars and all amounts are in thousands, except for number of shares, per share amounts and number of securities in an unrealized loss position.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and all of its wholly owned subsidiaries. All inter-company transactions and balances are eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. The items on the Company's balance sheets affected by the use of estimates include but are not limited to, investments, premiums and accounts receivable, reinsurance recoverables, deferred acquisition costs ("DAC"), deferred income taxes and associated valuation allowances, goodwill, valuation of business acquired ("VOBA"), future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gain on disposal of businesses, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results could differ from the estimates recorded. The Company believes all amounts reported are reasonable and adequate.

Comprehensive Income

Comprehensive income is comprised of net income, net unrealized gains and losses on securities classified as available-for-sale and net unrealized gains and losses on other-than-temporarily impaired securities, less deferred income taxes.

Reclassifications

Certain prior period amounts have been reclassified to conform to the 2011 presentation.

Fair Value

The Company uses an exit price for its fair value measurements. An exit price is defined as the amount received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In measuring fair value, the Company gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. See Note 4 for further information.

Investments

Fixed maturity and equity securities are classified as available-for-sale, as defined in the investments guidance, and reported at fair value. If the fair value is higher than the amortized cost for fixed maturity securities or the purchase cost for equity securities, the excess is an unrealized gain; and, if lower than cost, the difference is an unrealized loss. Net unrealized gains and losses on securities classified as available-for-sale, less deferred income taxes, are included in accumulated other comprehensive income ("AOCI").

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The allowance is based on management's analysis of factors including actual loan loss experience, specific events based on geographical, political or economic conditions, industry experience, loan groupings that have probable and estimable losses and individually impaired loan loss analysis. A loan is considered individually impaired when it becomes probable the Company will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement. Indicative factors of impairment include, but are not limited to, whether the loan is current, the value of the collateral and the financial position of the borrower. If a loan is individually impaired, the Company uses one of the following valuation methods based on the individual loan's facts and circumstances to measure the impairment amount: (1) the present value of expected future cash flows, (2) the loan's observable market price, or (3) the fair value of collateral. Changes in the allowance for loan losses are recorded in net realized losses on investments, excluding other-than-temporary impairment ("OTTI") losses.

The Company places loans on non-accrual status after 90 days of delinquent payments (unless the loan is both well secured and in the process of collection). A loan may be placed on non-accrual status before this time if information is available that suggests its impairment is probable.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include money market funds and short maturity investments. These amounts are reported at cost, which approximates fair value.

The Company engages in collateralized transactions in which fixed maturity securities, especially bonds issued by the U.S. government, government agencies and authorities, and U.S. corporations, are loaned to selected broker/dealers. The collateral held under these securities lending transactions is reported at fair value and the obligation is reported at the amount of the collateral received. The difference between the collateral held and obligations under securities lending is recorded as an unrealized loss and is included as part of AOCI.

Other investments consist primarily of investments in joint ventures and partnerships. The joint ventures and partnerships are valued according to the equity method of accounting.

The Company monitors its investment portfolio to identify investments that may be other-than-temporarily impaired. In addition, securities, aggregated by issuer, whose market price is equal to 80% or less of their original purchase price or which had a discrete credit event resulting in the debtor defaulting or seeking bankruptcy protection are added to a potential write-down list, which is discussed at quarterly meetings attended by members of the Company's investment, accounting and finance departments. See Note 3 for further information.

Realized gains and losses on sales of investments are recognized on the specific identification basis.

Investment income is recorded as earned net of investment expenses. The Company uses the interest method to recognize interest income on its commercial mortgage loans.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The retrospective method is used to adjust the effective yield.

Cash and Cash Equivalents

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank provided the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

Uncollectible Receivable Balance

The Company maintains allowances for doubtful accounts for probable losses resulting from the inability to collect payments.

Reinsurance

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the consolidated balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds, thus a credit exposure exists to the extent that any reinsurer is unable to meet the obligation assumed in the reinsurance agreements. To mitigate this exposure to reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and holds collateral (in the form of funds withheld, trusts, and letters of credit) as security under the reinsurance agreements. An allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers (net of collateral), reinsurer solvency, management's experience and current economic conditions.

Funds withheld under reinsurance represent amounts contractually held from assuming companies in accordance with reinsurance agreements.

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

Income Taxes

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of the Parent. Income tax expense or benefit is allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement. Entities with losses record current tax benefits to the extent such losses are recognized in the consolidated federal tax return.

Current federal income taxes are recognized based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recorded for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which the Company expects the temporary differences to reverse. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

The Company classifies net interest expense related to tax matters and any applicable penalties as a component of income tax expense.

Deferred Acquisition Costs

The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions, policy issuance expenses, premium taxes and certain direct marketing expenses.

Premium deficiency testing is performed annually and generally reviewed quarterly. Such testing involves the use of best estimate assumptions including the anticipation of investment income to determine if anticipated future policy premiums are adequate to recover all DAC and related claims, benefits and expenses. To the extent a premium deficiency exists, it is recognized immediately by a charge to the consolidated statements of operations and a corresponding reduction in DAC. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

Long Duration Contracts

Acquisition costs for preneed life insurance policies and certain life insurance policies no longer offered are deferred and amortized in proportion to anticipated premiums over the premium-paying period. These acquisition costs consist primarily of first year commissions paid to agents and sales and policy issue costs.

Acquisition costs relating to group worksite insurance products consist primarily of first year commissions to brokers and costs of issuing new certificates. These acquisition costs are front-end loaded, thus they are deferred and amortized over the estimated terms of the underlying contracts.

For preneed investment-type annuities, DAC is amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges over the estimated life of the policy or contract. The assumptions used for the estimates are consistent with those used in computing the policy or contract liabilities.

Acquisition costs on Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

Short Duration Contracts

Acquisition costs relating to monthly pay credit insurance business consist mainly of direct marketing costs and are deferred and amortized over the estimated average terms and balances of the underlying contracts.

Acquisition costs relating to group term life, group disability, group dental and group vision consist primarily of compensation to sales representatives. These acquisition costs are front-end loaded; thus, they are deferred and amortized over the estimated terms of the underlying contracts.

Property and Equipment

Property and equipment are included in other assets and reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 39.5 years for buildings, a maximum of 7 years for furniture and a maximum of 5 years for equipment. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset.

Property and equipment also includes capitalized software costs, which represent costs directly related to obtaining, developing or upgrading internal use software. Such costs are capitalized and amortized using the straight-line method over their estimated useful lives. Property and equipment are assessed for impairment when impairment indicators exist.

Goodwill

Goodwill represents the excess of acquisition costs over the net fair value of identifiable assets acquired and liabilities assumed in a business combination. Goodwill is deemed to have an indefinite life and is not amortized, but rather is tested at least annually for impairment. The Company reviews goodwill annually in the fourth quarter for impairment, or more frequently if indicators of impairment exist. The Company regularly assesses whether any indicators of impairment exist. Such indicators include, but are not limited to: a significant decline in expected future cash flows due to changes in company-specific factors or the broader business climate. The evaluation of such factors requires considerable management judgment.

At the time of the annual goodwill test, the Company has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step goodwill impairment test. The Company is required to perform step one if it determines qualitatively that it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value is less than its carrying amount, including goodwill. Otherwise, no further testing is required.

If the Company does not take the option to perform the qualitative assessment or the qualitative assessment performed indicates that it is more likely than not that the fair value is less than the carrying value, the Company will then compare its estimated fair value with its net book value ("Step 1"). If the estimated fair value exceeds its net book value, goodwill is deemed not to be impaired, and no further testing is necessary. If the net book value exceeds its estimated fair value, the Company would perform a second test to measure the amount of impairment, if any. To determine the amount of any impairment, the Company would determine the implied fair value of goodwill in the same manner as if the Company were being acquired in a business combination ("Step 2"). Specifically, the Company would determine the fair value of all of the assets and liabilities, including any unrecognized intangible assets, in a hypothetical calculation that would yield the implied fair value of goodwill. If the implied fair value of goodwill is less than the recorded goodwill, the Company would record an impairment charge for the difference.

In 2011, the Company did not take the option to perform a qualitative assessment, thus Step 1 was performed and we concluded the estimated fair value exceeded its respective book value and therefore goodwill was not impaired. Based on the results of the 2010 assessment, the Company concluded that the net book value of its goodwill exceeded the estimated fair value and therefore performed a Step 2 test. Based on the results of the Step 2 test, the Company recorded a $64,288 impairment charge. See Notes 4 and 13 for further information.

Value of Businesses Acquired

VOBA is an identifiable intangible asset representing the value of the insurance businesses acquired. The amount is determined using best estimates for mortality, lapse, maintenance expenses and investment returns at date of purchase. The amount determined represents the purchase price paid to the seller for producing the business. Similar to the amortization of DAC, the amortization of VOBA is over the premium payment period for traditional life insurance policies. For all other products, the amortization of VOBA is over the expected lifetime of the policies.

VOBA is tested for recoverability annually. If it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses or loss expenses, then an expense is reported in current earnings. Based on 2011 and 2010 testing, future policy premiums and investment income or gross profits were deemed adequate to cover related losses or loss expenses.

Other Assets

Other assets primarily include prepaid items.

Other Intangible Assets

Other intangible assets that have finite lives, including but not limited to, customer contracts, are amortized over their estimated useful lives. Other intangible assets deemed to have indefinite useful lives, primarily certain state licenses, are not amortized and are subject to at least annual impairment tests. Impairment exists if the carrying amount of the indefinite-lived other intangible asset exceeds its fair value. For other intangible assets with finite lives, impairment is recognized if the carrying amount is not recoverable and exceeds the fair value of the other intangible asset. Generally other intangible assets with finite lives are only tested for impairment if there are indicators ("triggers") of impairment identified. Triggers include, but are not limited to, a significant adverse change in the extent, manner or length of time in which the other intangible asset is being used or a significant adverse change in legal factors or in the business climate that could affect the value of the other intangible asset. In certain cases, the Company does perform an annual impairment test for other intangible assets with finite lives even if there are no triggers present. There were no impairments of finite-lived or indefinite-lived other intangible assets in either 2011 or 2010.

Amortization expense is included in underwriting, general and administrative expenses in the consolidated statements of operations.

Separate Accounts

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets (with matching liabilities) are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations because the accounts are administered by reinsurers.

Prior to April 2, 2001, FFG had issued variable insurance products registered as securities under the Securities Act of 1933, as amended. These products featured fixed premiums, a minimum death benefit, and policyholder returns linked to an underlying portfolio of securities. The variable insurance products issued by FFG have been 100% reinsured with The Hartford Financial Services Group, Inc. and certain of its subsidiaries ("The Hartford").

Reserves

Reserves are established in accordance with GAAP, using generally accepted actuarial methods. Factors used in their calculation include experience derived from historical claim payments and actuarial assumptions. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, particularly for liability coverages, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

Reserves do not represent an exact calculation of exposure, but instead represent our best estimates of what we expect the ultimate settlement and administration of a claim or group of claims will cost based on facts and circumstances known at the time of calculation. The adequacy of reserves may be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, including but not limited to: changes in the economic cycle, changes in the social perception of the value of work, emerging medical perceptions regarding physiological or psychological causes of disability, emerging health issues and new methods of treatment or accommodation, inflation, judicial trends, legislative changes and claims handling procedures.

Many of these items are not directly quantifiable. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the consolidated statements of operations in the period in which such estimates are updated. Because establishment of reserves is an inherently uncertain process involving estimates of future losses, there can be no certainty that ultimate losses will not exceed existing claims reserves. Future loss development could require reserves to be increased, which could have a material adverse effect on our earnings in the periods in which such increases are made. However, based on information currently available, we believe our reserve estimates are adequate.

Long Duration Contracts

The Company's long duration contracts include preneed life insurance policies and annuity contracts, traditional life insurance policies no longer offered, universal life and annuities no longer offered, policies disposed of via reinsurance (FFG and LTC contracts), group worksite policies, certain group short-term disability policies and certain medical policies.

Future policy benefits and expense reserves for LTC, certain life and annuity insurance policies no longer offered, the traditional life insurance contracts within FFG and group worksite contracts are equal to the present value of future benefits to policyholders plus related expenses less the present value of the future net premiums. These amounts are estimated based on assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.

Future policy benefits and expense reserves for preneed investment-type annuities, and the variable life insurance and investment-type annuity contracts in FFG consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances. An unearned revenue reserve is also recorded for those preneed investment-type annuities which represents the balance of the excess of gross premiums over net premiums that is still recognized in future years' income in a constant relationship to estimated gross profits.

Future policy benefits and expense reserves for preneed life insurance contracts are reported at the present value of future benefits to policyholders and related expenses less the present value of future net premiums. Reserve assumptions are selected using best estimates for expected investment yield, inflation, mortality and withdrawal rates. These assumptions reflect current trends, are based on Company experience and include provision for possible unfavorable deviation. An unearned revenue reserve is also recorded for these contracts which represents the balance of the excess of gross premiums over net premiums that is still to be recognized in future years' income in a constant relationship to insurance in force.

Reserves for group worksite policies include case reserves and incurred but not reported ("IBNR") reserves which equal the net present value of the expected future claims payments. Worksite group disability reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as the estimates are revised.

Short Duration Contracts

The Company's short duration contracts include group term life contracts, group disability contracts, medical contracts, dental contracts, vision contracts and credit life and disability contracts. For short duration contracts, claims and benefits payable reserves are recorded when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include: (1) case reserves for known but unpaid claims as of the balance sheet date; (2) IBNR reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and the IBNR reserves are recorded at an amount equal to the net present value of the expected future claims payments. Group long-term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio. Group long term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Changes in the estimated liabilities are recorded as a charge or credit to policyholder benefits as estimates are revised.

Deferred Gain on Disposal of Businesses

The Company recorded a deferred gain on disposal of businesses utilizing reinsurance. On March 1, 2000, the Company sold its LTC business using a coinsurance contract. On April 2, 2001, the Company sold its FFG business using coinsurance and a modified coinsurance contract. Since the form of sale did not discharge the Company's primary liability to the insureds, the gain on these disposals was deferred and reported as a liability. The liability is decreased and recognized as revenue over the estimated life of the contracts' terms. The Company reviews and evaluates the estimates affecting the deferred gain on disposal of businesses annually or when significant information affecting the estimates becomes known to the Company, and adjusts the revenue recognized accordingly. Based on the Company's annual review in the fourth quarter of 2011, there were no adjustments to the estimates affecting the deferred gain. In the fourth quarter of 2010, the Company re-established $15,486 of the FFG deferred gain based on its annual review.

Premiums

Long Duration Contracts

Currently, the Company's long duration contracts which are actively being sold are group worksite insurance policies. Revenues are recognized ratably as earned income over the premium-paying periods of the policies for the group worksite insurance products.

For life insurance policies previously sold by the preneed business (no longer offered), revenue is recognized when due from policyholders.

For investment-type annuity contracts previously sold by the preneed business (no longer offered), revenues consist of charges assessed against policy balances.

Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold, all revenue is ceded.

Short Duration Contracts

The Company's short duration contracts are those on which the Company recognizes revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, medical, dental, vision and credit life and disability.

Total Other-Than-Temporary Impairment Losses

For debt securities with credit losses and non-credit losses or gains, total other-than-temporary impairment losses is the total of the decline in fair value from either the most recent OTTI determination or a prior period end in which the fair value declined until the current period end valuation date. This amount does not include any securities that had fair value increases. For equity securities and debt securities that the Company has the intent to sell or if it is more likely than not that it will be required to sell for equity securities that have an OTTI or for debt securities if there are only credit losses, total other-than-temporary impairment losses is the total amount by which the fair value of the security is less than its amortized cost basis at the period end valuation date and the decline in fair value is deemed to be other-than-temporary.

Fees and Other Income

Income earned on preneed life insurance policies with discretionary death benefit growth issued after 2008 is presented within fees and other income.

The Company also derives fees and other income from providing administrative services. These fees are recognized monthly when services are performed.

Underwriting, General and Administrative Expenses

Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, salaries and personnel benefits and other general operating expenses.

Leases

The Company records expenses for operating leases on a straight-line basis over the lease term.

Contingencies

The Company evaluates each contingent matter separately. A loss contingency is recorded if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the estimated range. Contingencies affecting the Company primarily relate to litigation matters which are inherently difficult to evaluate and are subject to significant changes. The Company believes the contingent amounts recorded are adequate and reasonable.

Recent Accounting Pronouncements — Adopted

On December 31, 2011, the Company adopted the new guidance related to the presentation of comprehensive income. This guidance provides two alternatives for presenting comprehensive income. An entity can report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Each component of net income and each component of other comprehensive income, together with totals for comprehensive income and its two parts, net income and other comprehensive income, are displayed under either alternative. The statement(s) are to be presented with equal prominence as the other primary financial statements. The new guidance eliminates the Company's previously applied option to report other comprehensive income and its components in the statement of changes in stockholder's equity. The guidance does not change the items that constitute net income or other comprehensive income, and does not change when an item of other comprehensive income must be reclassified to net income. The Company chose to early adopt this guidance and therefore is reporting comprehensive income in a separate but consecutive statement, with full retrospective application as required by the guidance. The adoption of the new presentation requirements did not have an impact on the Company's financial position or results of operations.

On October 1, 2011, the Company adopted the amended intangibles — goodwill and other guidance. This guidance allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under this amended guidance, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amended guidance includes a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The Company chose to early adopt the revised standard and applied the amended guidance to its fourth quarter annual goodwill impairment test. The adoption of the amended guidance results in a change to the procedures for assessing goodwill impairment and did not have an impact on the Company's financial position or results of operations. See Notes 2 and 13 for more information.

On January 1, 2010, the Company adopted the guidance on transfers of financial assets. This guidance amended the derecognition guidance and eliminated the exemption from consolidation for qualifying special-purpose entities. The adoption of this guidance did not have an impact on the Company's financial position or results of operations.

On January 1, 2010, the Company adopted the guidance on the accounting for a variable interest entity ("VIE"). This guidance amended the consolidation guidance applicable to VIEs to require a qualitative assessment in the determination of the primary beneficiary of the VIE, to require an ongoing reconsideration of the primary beneficiary, to amend the events that trigger a reassessment of whether an entity is a VIE and to change the consideration of kick-out rights in determining if an entity is a VIE. The adoption of this new guidance did not have an impact on the Company's financial position or results of operations.

On July 1, 2009, the Company adopted the guidance that established a single source of authoritative accounting and reporting guidance recognized by the Financial Accounting Standards Board ("FASB") for nongovernmental entities (the "Codification"). The Codification did not change current GAAP, but was intended to simplify user access to all authoritative GAAP by providing all the authoritative literature related to a particular topic in one place. All existing accounting standard documents were superseded and all other accounting literature not included in the Codification is considered non-authoritative. The adoption of the new guidance did not have an impact on the Company's financial position or results of operations.

References to accounting guidance contained in the Company's consolidated financial statements and disclosures have been updated to reflect terminology consistent with the Codification.

On April 1, 2009, the Company adopted the OTTI guidance. This guidance amended the previous guidance for debt securities and modified the presentation and disclosure requirements for debt and equity securities. In addition, it amended the requirement for an entity to positively assert the intent and ability to hold a debt security to recovery to determine whether an OTTI exists and replaced this provision with the assertion that an entity does not intend to sell or it is not more likely than not that the entity will be required to sell a security prior to recovery of its amortized cost basis. Additionally, this guidance modified the presentation of certain OTTI debt securities to only present the impairment loss within the results of operations that represents the credit loss associated with the OTTI with the remaining impairment loss being presented within other comprehensive income (loss) ("OCI"). At adoption, the Company recorded a cumulative effect adjustment to reclassify the non-credit component of previously recognized OTTI securities which resulted in an increase of $16,424 (after-tax) in retained earnings and a decrease of $16,424 (after-tax) in AOCI. See Note 3 for further information.

Recent Accounting Pronouncements — Not Yet Adopted

In July 2011, the FASB issued amendments to the other expenses guidance to address how health insurers should recognize and classify in their statements of operations fees mandated by the Affordable Care Act. The Affordable Care Act imposes an annual fee on health insurers for each calendar year beginning on or after January 1, 2014. The amendments specify that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year in which the fee is payable with a corresponding deferred cost that is amortized to expense ratably over the calendar year during which it is payable. The guidance is effective for calendar years beginning after December 31, 2013, when the fee initially becomes effective. Therefore, the Company is required to adopt this guidance on January 1, 2014. The Company is currently evaluating the requirements of the amendments and the potential impact on the Company's financial position and results of operations.

In May 2011, the FASB issued amendments to existing guidance on fair value measurement to achieve common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards ("IFRS"). Consequently, the amendments change the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the FASB does not intend for the amendments to result in a change in the application of the requirements in the fair value accounting guidance. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. Therefore, the Company is required to adopt this guidance on January 1, 2012. The amendments are to be applied prospectively. The adoption of this amended guidance will not have an impact on the Company's financial position and results of operations.

In October 2010, the FASB issued amendments to existing guidance on accounting for costs associated with acquiring or renewing insurance contracts. The amendments modify the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this amended guidance, acquisition costs are defined as costs that are directly related to the successful acquisition of new or renewal insurance contracts. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. Therefore, the Company is required to adopt this guidance on January 1, 2012. Prospective application as of the date of adoption is required; however, retrospective application to all prior periods presented upon the date of adoption is permitted, but not required. The Company has chosen to adopt the guidance retrospectively. This will result in a reduction in our deferred acquisition cost asset and will reduce the opening balance of stockholder's equity by $39,722, net of the related tax benefit. There will also be a decrease in the amortization associated with the previously deferred acquisition costs. The adoption of these amendments resulted in an increase in net income of $3,081, $3,197 and $3,361 in 2011, 2010 and 2009, respectively.

Investments	12 Months Ended
Dec. 31, 2011
Investments
Investments

3.  INVESTMENTS

The following tables show the cost or amortized cost, gross unrealized gains and losses and fair value and OTTI of our fixed maturity and equity securities as of the dates indicated:

	December 31, 2011
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
Fixed Maturity Securities:
United States Government and government agencies and authorities	$2,084	$407	$—	$2,491	$—
States, municipalities and political subdivisions	53,880	3,183	—	57,063	—
Foreign governments	34,161	2,798	(766)	36,193	—
Asset-backed	1,899	44	—	1,943	—
Commercial mortgage-backed	9,581	590	—	10,171	—
Residential mortgage-backed	97,140	7,797	(139)	104,798	340
Corporate	2,327,256	344,704	(18,685)	2,653,275	8,494
Total fixed maturity securities	$2,526,001	$359,523	$(19,590)	$2,865,934	$8,834
Equity Securities:
Common stocks	$92	$77	$—	$169	$—
Non-redeemable preferred stocks	81,051	7,641	(7,980)	80,712	—
Total equity securities	$81,143	$7,718	$(7,980)	$80,881	$—
	December 31, 2010
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
Fixed Maturity Securities:
United States Government and government agencies and authorities	$7,096	$210	$(6)	$7,300	$—
States, municipalities and political subdivisions	55,486	945	(1,360)	55,071	—
Foreign governments	34,913	2,616	(540)	36,989	—
Asset-backed	2,180	93	—	2,273	—
Commercial mortgage-backed	11,060	459	(3)	11,516	—
Residential mortgage-backed	97,562	7,447	(11)	104,998	633
Corporate	2,329,309	188,000	(18,600)	2,498,709	9,182
Total fixed maturity securities	$2,537,606	$199,770	$(20,520)	$2,716,856	$9,815
Equity Securities:
Common stocks	$92	$87	$—	$179	$—
Non-redeemable preferred stocks	126,534	8,850	(6,795)	128,589	—
Total equity securities	$126,626	$8,937	$(6,795)	$128,768	$—

Our states, municipalities and political subdivisions holdings are highly diversified across the United States, with no individual state's exposure (including both general obligation and revenue securities) exceeding 0.5% of the overall investment portfolio as of December 31, 2011 and December 31, 2010. The securities include general obligation and revenue bonds issued by states, cities, counties, school districts and similar issuers. As of December 31, 2011 and December 31, 2010, revenue bonds account for 42% and 45% of the holdings, respectively. The revenue sources supporting these bonds were sales tax, airport and marina and miscellaneous (which includes bond banks, finance authorities and appropriations). These provided for 100% and 89% of the revenue sources, as of December 31, 2011 and December 31, 2010, respectively.

The Company's largest European investment exposure in its corporate fixed maturity and equity securities is the country of the United Kingdom. The United Kingdom represents approximately 5% of our corporate securities as of December 31, 2011 and December 31, 2010. No other European country represented more than 2% of our corporate securities as of December 31, 2011 and December 31, 2010. All the European investments are denominated in US dollars. Our international investments are managed as part of our overall portfolio with the same approach to risk management and focus on diversification.

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2011 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$71,267	$71,995
Due after one year through five years	268,879	283,131
Due after five years through ten years	552,983	600,959
Due after ten years	1,524,252	1,792,937
Total	2,417,381	2,749,022
Asset-backed	1,899	1,943
Commercial mortgage-backed	9,581	10,171
Residential mortgage-backed	97,140	104,798
Total	$2,526,001	$2,865,934

Major categories of net investment income were as follows:

	Years ended December 31,
	2011	2010	2009
Fixed maturity securities	$158,007	$160,844	$158,678
Equity securities	7,696	9,960	12,522
Commercial mortgage loans on real estate	42,448	46,977	51,287
Policy loans	792	788	830
Short-term investments	78	204	1,207
Other investments	1,263	1,042	603
Cash and cash equivalents	8	16	95
Total investment income	210,292	219,831	225,222
Investment expenses	(6,757)	(7,356)	(8,497)
Net investment income	$203,535	$212,475	$216,725

No material investments of the Company were non-income producing for the years ended December 31, 2011, 2010 and 2009.

The following table summarizes the proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses that have been included in earnings as a result of those sales.

	For the years ended December 31,
	2011	2010	2009
Proceeds from sales	$278,234	$368,551	$271,086
Gross realized gains	10,309	17,592	10,045
Gross realized losses	6,701	2,326	20,503

For securities sold at a loss during 2011, the average period of time these securities were trading continuously at a price below book value was approximately 27 months.

The following table sets forth the net realized gains (losses), including other-than-temporary impairments, recognized in the statement of operations as follows:

	Years ended December 31,
	2011	2010	2009
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$6,457	$12,287	$(198)
Equity securities	(2,343)	3,051	(9,647)
Commercial mortgage loans on real estate	(679)	(3,882)	(4,100)
Other investments	—	2	20
Total net realized gains (losses) related to sales	3,435	11,458	(13,925)
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	(2,974)	(4,045)	(6,990)
Equity securities	(10)	(230)	(4,597)
Total net realized losses related to other-than-temporary impairments	(2,984)	(4,275)	(11,587)
Total net realized gains (losses)	$451	$7,183	$(25,512)

Other-Than-Temporary Impairments

The Company adopted the OTTI guidance which requires entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell, and it is more likely than not that it will not be required to sell before recovery of its cost basis. Under the OTTI guidance, the amount of the OTTI related to a credit loss is recognized in earnings, and the amount of the OTTI related to other, non-credit, factors (e.g., interest rates, market conditions, etc.) is recorded as a component of other comprehensive income. In instances where no credit loss exists but the Company intends to sell the security or it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in market value below amortized cost is recognized as an OTTI in earnings. In periods after the recognition of an OTTI on debt securities, the Company accounts for such securities as if they had been purchased on the measurement date of the OTTI at an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. For debt securities for which OTTI was recognized in earnings, the difference between the new amortized cost basis and the cash flows expected to be collected will be accreted or amortized into net investment income.

For the twelve months ended December 31, 2011 and 2010, the Company recorded $3,296 and $4,263, respectively, of OTTI, of which $2,984 and $4,275 was related to credit losses and recorded as net OTTI losses recognized in earnings, with the remaining amount of $312 and $(12), respectively, related to all other factors and recorded as an unrealized loss (gain) component of AOCI.

The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts.

	Year ended December 31,
	2011	2010	2009
Balance, beginning of year	$29,322	$29,247	$—
Additions for credit loss impairments recognized in the current period on securities not previously impaired	554	1,045	681
Credit losses remaining in retained earnings related to the adoption of OTTI guidance effective April 1, 2009	—	—	36,462
Additions for credit loss impairments recognized in the current period on securities previously impaired	445	251	680
Reductions for securities which the amount previously recognized in other comprehensive income was recognized in earnings because the entity intends to sell the security	—	(75)	—
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(153)	(201)	(275)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(794)	(945)	(8,301)
Balance, end of year	$29,374	$29,322	$29,247

We regularly monitor our investment portfolio to ensure investments that may be other-than-temporarily impaired are identified in a timely fashion, properly valued, and charged against earnings in the proper period. The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held, the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery for equity securities and the intent to sell or whether it is more likely than not that the Company will be required to sell for fixed maturity securities. Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors, or countries could result in additional impairments in future periods for other-than-temporary declines in value. Any equity security whose price decline is deemed other-than-temporary is written down to its then current market value with the amount of the impairment reported as a realized loss in that period. The impairment of a fixed maturity security that the Company has the intent to sell or that it is more likely than not that the Company will be required to sell is deemed other-than-temporary and is written down to its market value at the balance sheet date with the amount of the impairment reported as a realized loss in that period. For all other-than-temporarily impaired fixed maturity securities that do not meet either of these two criteria, the Company is required to analyze its ability to recover the amortized cost of the security by calculating the net present value of projected future cash flows. For these other-than-temporarily impaired fixed maturity securities, the net amount recognized in earnings is equal to the difference between the amortized cost of the fixed maturity security and its net present value.

The Company considers different factors to determine the amount of projected future cash flows and discounting methods for corporate debt and residential and commercial mortgage-backed or asset-backed securities. For corporate debt securities, the split between the credit and non-credit losses is driven principally by assumptions regarding the amount and timing of projected future cash flows. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the security at the date of acquisition. For residential and commercial mortgage-backed and asset-backed securities, cash flow estimates, including prepayment assumptions, are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates, recoveries and changes in value. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity security prior to impairment at the balance sheet date. The discounted cash flows become the new amortized cost basis of the fixed maturity security.

In periods subsequent to the recognition of an other-than-temporary impairment, the Company generally accretes the discount (or amortizes the reduced premium) into net investment income, up to the non-discounted amount of projected future cash flows, resulting from the reduction in cost basis, based upon the amount and timing of the expected future cash flows over the estimated period of cash flows.

The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities at December 31, 2011 and 2010 were as follows:

	December 31, 2011
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed Maturity Securities
Foreign governments	$—	$—	$6,300	$(766)	$6,300	$(766)
Residential mortgage-backed	2,125	(125)	163	(14)	2,288	(139)
Corporate	203,802	(9,974)	66,636	(8,711)	270,438	(18,685)
Total fixed maturity securities	$205,927	$(10,099)	$73,099	$(9,491)	$279,026	$(19,590)
Equity Securities
Non-redeemable preferred stocks	$8,297	$(1,675)	$24,356	$(6,305)	$32,653	$(7,980)
	December 31, 2010
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed Maturity Securities
United States Government and government agencies and authorities	$4,994	$(6)	$—	$—	$4,994	$(6)
States, municipalities and political subdivisions	24,237	(711)	6,865	(649)	31,102	(1,360)
Foreign governments	3,575	(1)	6,528	(539)	10,103	(540)
Commercial mortgage-backed	1,188	(3)	—	—	1,188	(3)
Residential mortgage-backed	163	(10)	18	(1)	181	(11)
Corporate	267,446	(8,452)	121,553	(10,148)	388,999	(18,600)
Total fixed maturity securities	$301,603	$(9,183)	$134,964	$(11,337)	$436,567	$(20,520)
Equity Securities
Non-redeemable preferred stocks	$16,230	$(649)	$50,814	$(6,146)	$67,044	$(6,795)

Total gross unrealized losses represent less than 9% and 6% of the aggregate fair value of the related securities at December 31, 2011 and 2010, respectively. Approximately 43% and 36% of these gross unrealized losses have been in a continuous loss position for less than twelve months at December 31, 2011 and 2010, respectively. The total gross unrealized losses are comprised of 277 and 234 individual securities at December 31, 2011 and 2010, respectively. In accordance with its policy described above, the Company concluded that for these securities an adjustment to its results of operations for other-than-temporary impairments of the gross unrealized losses was not warranted at December 31, 2011 and 2010. These conclusions were based on a detailed analysis of the underlying credit and expected cash flows of each security. As of December 31, 2011, the gross unrealized losses that have been in a continuous loss position for twelve months or more were concentrated in non-redeemable preferred stocks and in the banking, finance and telecommunications industries of the Company's corporate fixed maturity securities. For these concentrations, gross unrealized losses of twelve months or more were $12,604, or 80%, of the total. The non-redeemable preferred stocks are perpetual preferred securities that have characteristics of both debt and equity securities. To evaluate these securities, we apply an impairment model similar to that used for our fixed maturity securities. As of December 31, 2011, the Company did not intend to sell the securities and it was not more likely than not that the Company would be required to sell them and no underlying cash flow issues were noted. Therefore, we did not recognize an OTTI on those perpetual preferred securities that have been in a continuous unrealized loss position for twelve months or more. As of December 31, 2011, the company did not intend to sell the securities and it was not more likely than not that the Company would be required to sell the securities before the anticipated recovery of their amortized cost basis. The gross unrealized losses are primarily attributable to widening credit spreads associated with an underlying shift in overall credit risk premium.

The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position at December 31, 2011, by contractual maturity, is shown below:

	Cost or Amortized Cost	Fair Value
Due in one year or less	$5,832	$5,690
Due after one year through five years	26,184	25,533
Due after five years through ten years	84,728	80,612
Due after ten years	179,445	164,903
Total	296,189	276,738
Residential mortgage-backed	2,427	2,288
Total	$298,616	$279,026

The Company has exposure to sub-prime and related mortgages within our fixed maturity security portfolio. At December 31, 2011, approximately 3.9% of the residential mortgage-backed holdings had exposure to sub-prime mortgage collateral. This represented approximately 0.1% of the total fixed income portfolio and 0.1% of the total unrealized gain position. Of the securities with sub-prime exposure, approximately 45% are rated as investment grade. All residential mortgage-backed securities, including those with sub-prime exposure, are reviewed as part of the ongoing other-than-temporary impairment monitoring process.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the U.S. At December 31, 2011, approximately 39% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, New York and Utah. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $66 to $11,979 at December 31, 2011 and from $38 to $12,519 at December 31, 2010.

Credit quality indicators for commercial mortgage loans are loan-to-value and debt-service coverage ratios. Loan-to-value and debt-service coverage ratios are measures commonly used to assess the credit quality of commercial mortgage loans. The loan-to-value ratio compares the principal amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. The debt-service coverage ratio compares a property's net operating income to its debt-service payments and is commonly expressed as a ratio. The loan-to-value and debt-service coverage ratios are generally updated annually in the third quarter. The following summarizes our loan-to-value and average debt-service coverage ratios as of the dates indicated:

	December 31, 2011
	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage Ratio
Loan-to-Value
70% and less	$542,401	80.2%	2.17
71 - 80%	78,255	11.6%	1.40
81 - 95%	34,538	5.1%	1.19
Greater than 95%	21,291	3.1%	0.63
Gross commercial mortgage loans	676,485	100.0%	1.98
Less valuation allowance	(5,381)
Net commercial mortgage loans	$671,104

	December 31, 2010
	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage Ratio
Loan-to-Value
70% and less	$495,406	69.4%	2.06
71 - 80%	102,409	14.3%	1.41
81 - 95%	72,348	10.1%	1.21
Greater than 95%	44,582	6.2%	0.91
Gross commercial mortgage loans	714,745	100.0%	1.81
Less valuation allowance	(12,434)
Net commercial mortgage loans	$702,311

All commercial mortgage loans that are individually impaired have an established mortgage loan valuation allowance for losses. Changing economic conditions affect our valuation of commercial mortgage loans. Changing vacancies and rents are incorporated into the discounted cash flow analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) a commercial mortgage loan valuation allowance for losses. In addition, we continue to monitor the entire commercial mortgage loan portfolio to identify risk. Areas of emphasis are properties that have exposure to earthquakes, have deteriorating credits or have experienced a reduction in debt-service coverage ratio. Where warranted, we have established or increased a valuation allowance based upon this analysis.

The commercial mortgage loan valuation allowance for losses was $5,381 and $12,434 at December 31, 2011 and 2010, respectively. In 2010, an overall expense of $3,382 was recorded primarily to increase the valuation allowance on one individually impaired commercial mortgage loan with a loan valuation allowance of $7,732 and a net loan value of $0 at December 31, 2010. In 2011, the loan valuation allowance was decreased $7,053, primarily due to the direct write down of the same individually impaired mortgage loan resulting in no impact to realized capital gains and losses on commercial mortgage loans. The remaining increase was due to changing economic conditions and geographic concentrations.

At December 31, 2011, the Company had mortgage loan commitments outstanding of approximately $1,200 and is committed to fund additional capital contributions of $111 to real estate joint ventures.

The Company has fixed maturities of $6,935 and $6,562 at December 31, 2011 and 2010, respectively, on deposit with various governmental authorities as required by law.

The Company utilizes derivative instruments in managing the pre-arranged funeral business exposure to inflation risk. The derivative instruments, Consumer Price Index Caps (the "CPI CAPs"), limits the inflation risk on certain policies. The CPI CAPs do not qualify under GAAP as effective hedges; therefore, they are marked-to-market on a quarterly basis and the accumulated gain or loss is recognized in the statement of operations in fees and other income. As of December 31, 2011 and 2010, the CPI CAPs included in other assets amounted to $7,027 and $8,079, respectively. The (loss) gain recorded in the results of operations totaled $(1,052), $(2,327), and $5,585 for the years ended December 31, 2011, 2010 and 2009, respectively.

Collateralized Transactions

The Company engages in transactions in which fixed maturity securities, especially bonds issued by the U.S. government and government agencies and authorities, and U.S. corporations, are loaned to selected broker/dealers. Collateral, greater than or equal to 102% of the fair value of the securities lent, plus accrued interest, is received in the form of cash and cash equivalents held by a custodian bank for the benefit of the Company. The use of cash collateral received is unrestricted. The Company reinvests the cash collateral received, generally in investments of high credit quality that are designated as available-for-sale. The Company monitors the fair value of securities loaned and the collateral received, with additional collateral obtained, as necessary. The Company is subject to the risk of loss to the extent there is a loss on the re-investment of cash collateral.

As of December 31, 2011 and 2010, our collateral held under securities lending, of which its use is unrestricted, was $42,666 and $57,039, respectively, and is included in the consolidated balance sheets under the collateral held/pledged under securities agreements. Our liability to the borrower for collateral received was $42,830 and $57,467, respectively, and is included in the consolidated balance sheets under the obligation under securities agreements. The difference between the collateral held and obligations under securities lending is recorded as an unrealized loss and is included as part of AOCI. All securities with unrealized losses have been in a continuous loss position for twelve months or longer as of December 31, 2011 and December 31, 2010. The Company has actively reduced the size of its securities lending to mitigate counter-party exposure. The Company includes the available-for-sale investments purchased with the cash collateral in its evaluation of other-than-temporary impairments.

Cash proceeds that the Company receives as collateral for the securities it lends and subsequent repayment of the cash are regarded by the Company as cash flows from financing activities, since the cash received is considered a borrowing. Since the Company reinvests the cash collateral generally in investments that are designated as available-for-sale, the reinvestment is presented as cash flows from investing activities.

Fair Value Disclosures	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures
Fair Value Disclosures

4. FAIR VALUE DISCLOSURES

Fair Values, Inputs and Valuation Techniques for Financial Assets and Liabilities Disclosures

The fair value measurements and disclosure guidance defines fair value and establishes a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with this guidance, the Company has categorized its recurring basis financial assets and liabilities into a three-level fair value hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The levels of the fair value hierarchy are described below:

•  Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access.

•  Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly, for substantially the full term of the asset. Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active and inputs other than quoted prices that are observable in the marketplace for the asset. The observable inputs are used in valuation models to calculate the fair value for the asset.

•  Level 3 inputs are unobservable but are significant to the fair value measurement for the asset, and include situations where there is little, if any, market activity for the asset. These inputs reflect management's own assumptions about the assumptions a market participant would use in pricing the asset.

A review of fair value hierarchy classifications is conducted on a quarterly basis. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

The following tables present the Company's fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and December 31, 2010. The amounts presented below for Collateral held/pledged under securities agreements, Cash equivalents, Other assets and Assets and liabilities held in separate accounts differ from the amounts presented in the consolidated balance sheets because only certain investments or certain assets and liabilities within these line items are measured at estimated fair value. The fair value amount and the majority of the associated levels presented for Assets held in separate accounts are received directly from third parties.

The following tables present the Company's fair value hierarchy for those recurring basis assets and liabilities as of December 31, 2011 and 2010.

	December 31, 2011
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed Maturity Securities:
United States government and government agencies and authorities	$2,491	$—		$2,491		$—
States, municipalities and political subdivisions	57,063	—		57,063		—
Foreign governments	36,193	—		35,658		535
Asset-backed	1,943	—		1,943		—
Commercial mortgage-backed	10,171	—		9,719		452
Residential mortgage-backed	104,798	—		104,798		—
Corporate	2,653,275	—		2,622,569		30,706
Equity Securities:
Common stocks	169	169		—		—
Non-redeemable preferred stocks	80,712	—		80,702		10
Short-term investments	82,664	82,664	(b)	—		—
Collateral held/pledged under securities agreements	31,666	23,398	(b)	8,268	(c)	—
Cash equivalents	2,049	2,049	(b)	—		—
Other assets	7,027	—		—		7,027	(d)
Assets held in separate accounts	1,468,119	1,383,928	(a)	84,191	(c)	—
Total financial assets	$4,538,340	$1,492,208		$3,007,402		$38,730
Financial Liabilities
Liabilities related to separate accounts	$1,468,119	$1,383,928	(a)	$84,191	(c)	$—

	December 31, 2010
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed Maturity Securities:
United States government and government agencies and authorities	$7,300	$—		$7,300		$—
States, municipalities and political subdivisions	55,071	—		55,071		—
Foreign governments	36,989	—		36,452		537
Asset-backed	2,273	—		2,273		—
Commercial mortgage-backed	11,516	—		10,976		540
Residential mortgage-backed	104,998	—		104,998		—
Corporate	2,498,709	—		2,471,691		27,018
Equity Securities:
Common stocks	179	179		—		—
Non-redeemable preferred stocks	128,589	—		128,494		95
Short-term investments	53,246	53,246	(b)	—		—
Collateral held/pledged under securities agreements	32,039	21,189	(b)	10,850	(c)	—
Cash equivalents	12,886	12,886	(b)	—		—
Other assets	8,079	—		—		8,079	(d)
Assets held in separate accounts	1,763,690	1,672,405	(a)	91,285	(c)	—
Total financial assets	$4,715,564	$1,759,905		$2,919,390		$36,269
Financial Liabilities
Liabilities related to separate accounts	$1,763,690	$1,672,405	(a)	$91,285	(c)	$—

(a)  Mainly includes mutual funds.

(b)  Mainly includes money market funds.

(c)  Mainly includes fixed maturity securities.

(d)  Mainly includes the Consumer Price Index Cap Derivatives ("CPI Caps").

There were no significant transfers between Level 1 and Level 2 financial assets during the period. However, there were transfers between Level 2 and Level 3 financial assets during the period, which are reflected in the "Net transfers" line below. Transfers between Level 2 and Level 3 most commonly occur when market observable inputs that were previously available become unavailable in the current period. The remaining unpriced securities are submitted to independent brokers who provide non-binding broker quotes or are priced by other qualified sources.

The following tables summarize the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value during the years ended December 31, 2011 and 2010:

	Year ended December 31, 2011
	Balance, beginning of period	Total gains/ (losses) (realized/ unrealized) included in earnings	Net unrealized (losses) gains included in stockholder's equity	Purchases	Sales	Net transfers (1)	Balance, end of period
Fixed Maturity Securities:
Foreign governments	$537	$1	$(3)	$—	$—	$—	$535
Commercial mortgage-backed	540	—	(15)	—	(73)	—	452
Corporate	27,018	(324)	1,263	6,788	(5,275)	1,236	30,706
Equity Securities:
Non-redeemable preferred stocks	95	(6)	16	—	(96)	1	10
Other assets	8,079	(1,052)	—	—	—	—	7,027
Total level 3 assets	$36,269	$(1,381)	$1,261	$6,788	$(5,444)	$1,237	$38,730

	Year ended December 31, 2010
	Balance, beginning of period	Total gains/ (losses) (realized/ unrealized) included in earnings	Net unrealized gains (losses) included in stockholder's equity	Purchases	Sales	Net transfers (1)	Balance, end of period
Fixed Maturity Securities:
Foreign governments	$515	$—	$22	$—	$—	$—	$537
Commercial mortgage-backed	2,192	9	129	—	(568)	(1,222)	540
Corporate	31,711	(816)	2,461	2,300	(13,017)	4,379	27,018
Equity Securities:
Non-redeemable preferred stocks	3,219	1,597	(1,235)	—	(3,462)	(24)	95
Other assets	10,406	(2,327)	—	—	—	—	8,079
Total level 3 assets	$48,043	$(1,537)	$1,377	$2,300	$(17,047)	$3,133	$36,269

(1)  Net transfers are primarily attributable to changes in the availability of observable market information and re-evaluation of the observability of pricing inputs.

Three different valuation techniques can be used in determining fair value for financial assets and liabilities: the market, income or cost approaches. The three valuation techniques described in the fair value measurements and disclosures guidance are consistent with generally accepted valuation methodologies. The market approach valuation techniques use prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. When possible, quoted prices (unadjusted) in active markets are used as of the period-end date (such as for mutual funds and money market funds). Otherwise, valuation techniques consistent with the market approach including matrix pricing and comparables are used. Matrix pricing is a mathematical technique employed principally to value debt securities without relying exclusively on quoted prices for those securities but rather by relying on the securities' relationship to other benchmark quoted securities. Market approach valuation techniques often use market multiples derived from a set of comparables. Multiples might lie in ranges with a different multiple for each comparable. The selection of where within the range the appropriate multiple falls requires judgment, considering both qualitative and quantitative factors specific to the measurement.

Income approach valuation techniques convert future amounts, such as cash flows or earnings, to a single present amount, or a discounted amount. These techniques rely on current market expectations of future amounts as of the period-end date. Examples of income approach valuation techniques include present value techniques, option-pricing models, binomial or lattice models that incorporate present value techniques, and the multi-period excess earnings method.

Cost approach valuation techniques are based upon the amount that would be required to replace the service capacity of an asset at the period-end date, or the current replacement cost. That is, from the perspective of a market participant (seller), the price that would be received for the asset is determined based on the cost to a market participant (buyer) to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

While not all three approaches are applicable to all financial assets or liabilities, where appropriate, one or more valuation techniques may be used. For all the classes of financial assets and liabilities included in the above hierarchy, excluding the CPI Caps and certain privately placed corporate bonds, the market valuation technique is generally used. For certain privately placed corporate bonds and the CPI Caps, the income valuation technique is generally used. For the years ended December 31, 2011 and 2010, the application of the valuation technique applied to the Company's classes of financial assets and liabilities has been consistent.

Level 1 Securities

The Company's investments and liabilities classified as Level 1 as of December 31, 2011 and 2010, consisted of mutual funds, money market funds and common stocks that are publicly listed and/or actively traded in an established market.

Level 2 Securities

The Company's Level 2 securities are valued using various observable market inputs obtained from a pricing service. The pricing service prepares estimates of fair value measurements for our Level 2 securities using proprietary valuation models based on techniques such as matrix pricing which include observable market inputs. The fair value measurements and disclosures guidance defines observable market inputs as the assumptions market participants would use in pricing the asset or liability developed on market data obtained from sources independent of the Company. The extent of the use of each observable market input for a security depends on the type of security and the market conditions at the balance sheet date.

Depending on the security, the priority of the use of observable market inputs may change as some observable market inputs may not be relevant or additional inputs may be necessary. The following observable market inputs ("standard inputs"), listed in the approximate order of priority, are utilized in the pricing evaluation of Level 2 securities: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research data. Further details for level 2 investment types follow:

United States Government and government agencies and authorities: United States government and government agencies and authorities securities are priced by our pricing vendor utilizing standard inputs. Included in this category are U.S. Treasury securities which are priced using vendor trading platform data in addition to the standard inputs.

State, municipalities and political subdivisions: State, municipalities and political subdivisions securities are priced by our pricing service utilizing material event notices and new issue data inputs in addition to the standard inputs.

Foreign governments: Foreign government securities are priced by our pricing service utilizing standard inputs. The pricing service also evaluates each security based on relevant market information including relevant credit information, perceived market movements and sector news.

Commercial mortgage-backed, residential mortgage-backed and asset-backed: Commercial mortgage-backed, residential mortgage-backed and asset-backed securities are priced by our pricing vendor utilizing monthly payment information and collateral performance information in addition to standard inputs. Additionally, commercial mortgage-backed securities and asset-backed securities utilize new issue data while residential mortgage-backed securities utilize vendor trading platform data.

Corporate: Corporate securities are priced by our pricing vendor utilizing standard inputs. Non-investment grade securities within this category are priced by our pricing vendor utilizing observations of equity and credit default swap curves related to the issuer in addition to standard inputs. Certain privately placed corporate bonds are priced by a non-pricing service source using a model with observable inputs including, but not limited to, the credit rating, credit spreads, sector add-ons, and issuer specific add-ons.

Non-redeemable preferred stocks: Non-redeemable preferred stocks are priced by our pricing vendor utilizing observations of equity and credit default swap curves related to the issuer in addition to standard inputs.

Short-term investments, collateral held/pledged under securities, cash equivalents, and assets/liabilities held in separate accounts: To price the fixed maturity securities in these categories, the pricing service utilizes the standard inputs.

Valuation models used by the pricing service can change period to period, depending on the appropriate observable inputs that are available at the balance sheet date to price a security. When market observable inputs are unavailable to the pricing service, the remaining unpriced securities are submitted to independent brokers who provide non-binding broker quotes or are priced by other qualified sources. If the Company cannot corroborate the non-binding broker quotes with Level 2 inputs, these securities are categorized as Level 3 securities.

Level 3 Securities

The Company's investments classified as Level 3 as of December 31, 2011 and 2010, consisted of fixed maturity securities and derivatives. All of the Level 3 fixed maturity securities are priced using non-binding broker quotes which cannot be corroborated with Level 2 inputs. Further details on Level 3 derivative investment types follow:

Other assets: Non-pricing service source prices the CPI Cap derivatives using a model with inputs including, but not limited to, the time to expiration, the notional amount, the strike price, the forward rate, implied volatility and the discount rate.

Management evaluates the following factors in order to determine whether the market for a financial asset is inactive. The factors include, but are not limited to:

•  There are few recent transactions,

•  Little information is released publicly,

•  The available prices vary significantly over time or among market participants,

•  The prices are stale (i.e., not current), and

•  The magnitude of the bid-ask spread.

Illiquidity did not have a material impact in the fair value determination of the Company's financial assets.

The Company generally obtains one price for each financial asset. The Company performs a monthly analysis to assess if the evaluated prices represent a reasonable estimate of their fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of pricing service methodologies, review of the prices received from the pricing service, review of pricing statistics and trends, and comparison of prices for certain securities with two different appropriate price sources for reasonableness. Following this analysis, the Company generally uses the best estimate of fair value based upon all available inputs. On infrequent occasions, a non-pricing service source may be more familiar with the market activity for a particular security than the pricing service. In these cases the price used is taken from the non-pricing service source. The pricing service provides information to indicate which securities were priced using market observable inputs so that the Company can properly categorize our financial assets in the fair value hierarchy.

Disclosures for Non-Financial Assets Measured at Fair Value on a Non-Recurring Basis

The Company also measures the fair value of certain assets on a non-recurring basis, generally on an annual basis, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include commercial mortgage loans, goodwill and finite-lived intangible assets.

The Company carried a loan valuation allowance of $7,732 as of December 31, 2010 on one individually impaired commercial mortgage loan with a principal balance of $7,732 due to the continued decline in the regional commercial real estate market. In 2011, the loan was written down and the valuation allowance was released, resulting in no impact to realized capital gains and losses on commercial mortgage loans. The fair value measurement was classified as Level 3 (unobservable) in the fair value hierarchy at December 31, 2010.

Under the amended intangibles — goodwill and other guidance, a Company is not required to calculate its fair value unless a qualitative assessment determines that the Company's fair value is less than its carrying amount. During the fourth quarter of 2011, the Company did not take the option to perform the qualitative assessment; rather it performed a Step 1 analysis. Based on this analysis, it was determined that goodwill was not impaired. See Note 13 for further information.

The Company utilizes both the income and market valuation approaches. Under the income approach, the Company determined the fair value considering distributable earnings, which were estimated from operating plans. The resulting cash flows were then discounted using a market participant weighted average cost of capital. After discounting the future discrete earnings to their present value, the Company estimated the terminal value attributable to the years beyond the discrete operating plan period. The discounted terminal value was then added to the aggregate discounted distributable earnings from the discrete operating plan period to estimate the fair value. Under the market approach, the Company derived the fair value based on various financial multiples, including but not limited to: price to tangible book value of equity, price to estimated 2011 earnings and price to estimated 2012 earnings, which were estimated based on publicly available data related to comparable guideline companies. In addition, financial multiples were also estimated from publicly available purchase price data for acquisitions of companies operating in the insurance industry. The estimated fair value was more heavily weighted towards the income approach because in the current economic environment the earnings capacity of a business is generally considered the most important factor in the valuation of a business enterprise. The fair value determination was categorized as Level 3 (unobservable) in the fair value hierarchy.

There was no remaining goodwill measured at fair value on a non-recurring basis on which an impairment charge was recorded as of December 31, 2011 and 2010.

The following tables present the Company's fair value hierarchy for goodwill measured at fair value on a non-recurring basis on which an impairment charge was recorded as of December 31, 2009:

	Assets at Fair Value Non-Recurring Basis
	Level 1	Level 2	Level 3	Total
Goodwill at December 31, 2009	$—	$—	$64,288	$64,288

The following table presents the related impairment charges as of December 31, 2011, 2010 and 2009:

	Impairment Charges Twelve Months Ended December 31,
	2011	2010	2009
Goodwill	$—	$64,288	$75,244

Fair Value of Financial Instruments Disclosures

The financial instruments guidance requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. Therefore, it requires fair value disclosure for financial instruments that are not recognized or are not carried at fair value in the consolidated balance sheets. However, this guidance excludes certain financial instruments, including those related to insurance contracts and those accounted for under the equity method and joint ventures guidance (such as real estate joint ventures).

For the financial instruments included within the following financial assets and financial liabilities, the carrying value in the consolidated balance sheets equals or approximates fair value. Please refer to the Fair Value Inputs and Valuation Techniques for Financial Assets and Liabilities Disclosure section above for more information on the financial instruments included within the following financial assets and financial liabilities and the methods and assumptions used to estimate fair value:

•  Cash and cash equivalents

•  Fixed maturity securities

•  Equity securities

•  Short-term investments

•  Collateral held/pledged under securities agreements

•  Other assets

•  Assets held in separate accounts

•  Liabilities related to separate accounts

In estimating the fair value of the financial instruments that are not recognized or are not carried at fair value in the consolidated balance sheets, the Company used the following methods and assumptions:

Commercial mortgage loans and policy loans: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying value of policy loans reported in the balance sheets approximates fair value.

Policy reserves under investment products: the fair values for the Company's policy reserves under the investment products are determined using discounted cash flow analysis.

Obligation under securities agreements: the obligation under securities agreements is reported at the amount received from the selected broker/dealers.

The following table discloses the carrying value and fair value of the financial instruments that are not recognized or are not carried at fair value in the consolidated balance sheets as of December 31, 2011 and 2010.

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets
Commercial mortgage loans on real estate	$671,104	$739,515	$702,311	$745,277
Policy loans	12,822	12,822	13,241	13,241
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$243,743	$264,155	$251,200	$254,324
Obligation under securities agreements	42,830	42,830	57,467	57,467

Only the fair value of the Company's policy reserves for investment-type contracts (those without significant mortality or morbidity risk) are reflected in the table above.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

5.  INCOME TAXES

The Company is subject to U.S. tax and files a U.S. consolidated federal income tax return with its Parent, Assurant Inc. Information about the Company's current and deferred tax expense (benefit) follows:

	Years ended December 31,
	2011	2010	2009
Current expense:
Federal and state	$29,374	$27,586	$28,000
Foreign	4	—	—
Total current expense	29,378	27,586	28,000
Deferred (benefit) expense:
Federal and state	(7,327)	5,297	(873)
Total income tax expense	$22,051	$32,883	$27,127

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

	December 31,
	2011	2010	2009
Federal Income Tax Rate:	35.0%	35.0%	35.0%
Reconciling Items:
Change in valuation allowance	(10.9)	0.2	—
Dividends-received deduction	(2.4)	(6.4)	(57.1)
Goodwill impairment*	—	48.3	662.5
Change in liability for prior years' taxes	0.1	(5.3)	46.0
Permanent nondeductible expenses	0.6	0.8	10.9
Tax exempt interest	(0.2)	(0.3)	(4.3)
Other	0.7	(1.8)	(10.6)
Effective income tax rate	22.9%	70.5%	682.4%

*  See Note 13 for more information on goodwill impairment.

The 2011 decrease in the deduction for dividends received is due mainly to the increase in pre-tax income, and partially due to a decrease in the Company's eligible dividends. The 2010 decrease in the deduction for dividends received was due mainly to the increase in pre-tax income.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2011, 2010, and 2009, is as follows:

	Years ended December 31,
	2011	2010	2009
Balance at beginning of year	$(2,169)	$(5,044)	$(4,723)
Additions related to the current year	—	(1)	(536)
Reductions related to the current year	831	319	7,838
Additions related to prior years	(937)	—	(8,039)
Reductions related to prior years	88	2,528	416
Settlements	—	29	—
Balance at end of year	$(2,187)	$(2,169)	$(5,044)

The total unrecognized tax benefit, $2,967, $2,900 and $6,064, for 2011, 2010 and 2009, respectively, which includes interest, would impact the Company's consolidated effective tax rate if recognized. The liability for unrecognized tax benefits is included in the Company's tax payable on its consolidated balance sheets.

The Company's continuing practice is to recognize interest related to income tax matters in income tax expense. During the years ended December 31, 2011 and 2009, the Company recognized $103 and $464 of interest expense, respectively, related to income tax matters. During the year ended December 31, 2010, the Company recognized $130 of interest income related to income tax matters. The Company had $1,179 and $1,075 of interest accrued at December 31, 2011 and 2010, respectively. No penalties have been accrued.

The Company files income tax returns in the U.S. and various state jurisdictions. The Company has substantially concluded all U.S. federal income tax matters for years through 2004. Substantially all state and non-U.S. income tax matters have been concluded for years through 2005.

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2011	2010
Deferred Tax Assets:
Deferred gains on disposal of businesses	$30,212	$35,076
Investments, net	73,374	27,333
Capital loss carryforwards	—	19,452
Deferred acquisition costs	16,002	18,096
Compensation related	719	785
Employee and post-retirement benefits	899	580
Total deferred tax asset	121,206	101,322
Less: valuation allowance	—	(10,523)
Deferred tax assets, net of valuation allowance	121,206	90,799

	December 31,
	2011	2010
Deferred tax liabilities:
Net unrealized appreciation on securities	$118,828	$63,338
Policyholder and separate account reserves	10,369	7,020
Accrued liabilities	715	895
Other	9,747	11,431
Total deferred tax liability	139,659	82,684
Net deferred income tax (liability) asset	$(18,453)	$8,115

The Company's total valuation allowance against deferred tax assets decreased by $10,523 to $0 at December 31, 2011 from $10,523 at December 31, 2010. The calculation of the valuation allowance is made at the consolidated return group level. A portion of the valuation allowance is assigned to the Company based on the provisions of the tax sharing agreement. No cumulative valuation allowance has been recorded because it is management's assessment that it is more likely than not that deferred tax assets of $121,206 will be realized.

The Company's ability to realize deferred tax assets depends on its ability to generate sufficient taxable income of the same character within the carryback or carryforward periods. In assessing future taxable income, the Company has considered all sources of taxable income available to realize the deferred tax asset, including the future reversal of existing temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carryback years and tax-planning strategies. If changes occur in the assumptions underlying the Company's tax planning strategies or in the scheduling of the reversal of the Company's deferred tax liabilities, the valuation allowance may need to be adjusted in the future.

At December 31, 2011, the Company had no net operating or capital loss carryforwards for U.S. federal income tax purposes.

Premiums and Accounts Receivable	12 Months Ended
Dec. 31, 2011
Premiums and Accounts Receivable
Premiums and Accounts Receivable

6.  PREMIUMS AND ACCOUNTS RECEIVABLE

Receivables are reported net of an allowance for uncollectible items. A summary of such receivables is as follows:

	As of December 31,
	2011	2010
Insurance premiums receivable	$53,741	$57,451
Other receivables	17,467	18,423
Allowance for uncollectible amounts	(4,698)	(4,671)
Total	$66,510	$71,203

Stockholder's Equity	12 Months Ended
Dec. 31, 2011
Stockholder's Equity
Stockholder's Equity

7.  STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 1,000,000 shares of common stock with a par value of $5.00 per share. All the shares are issued and outstanding as of December 31, 2011 and 2010. All the outstanding shares at December 31, 2011 are owned by the Parent (see Note 1). The Company paid dividends of $32,000, $58,000 and $20,000 at December 31, 2011, 2010 and 2009, respectively.

The maximum amount of dividends which can be paid by the Company to its shareholder without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note 8).

The Company received contributed capital of $21,576, $0, and $15,000 from its Parent, in each of the years ending December 31, 2011, 2010 and 2009, respectively. The capital contributed in 2011was in the form of a deferred tax asset. The tax allocation agreement was amended in 2011 to contribute a capital loss deferred tax asset of an affiliated entity to offset the Company's net capital gains.

Statutory Information	12 Months Ended
Dec. 31, 2011
Statutory Information
Statutory Information

8.  STATUTORY INFORMATION

The Company prepares consolidated financial statements on the basis of statutory accounting principles ("SAP") prescribed or permitted by the Kansas Department of Commerce. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP; 2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP; 8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

The Company's statutory net income and capital and surplus are as follows:

	Years ended and at December 31,
	2011	2010	2009
Statutory net income	$69,147	$81,041	$59,863
Statutory capital and surplus	$455,848	$449,615	$418,397

Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital ("RBC") requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. The Company declared and paid ordinary dividends of $32,000 and $58,000 during the years ended December 31, 2011 and 2010, respectively. A dividend is considered extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the greater of 10% of the insurer's surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. No extraordinary dividends were declared and paid in 2011 and 2010. Dividends may only be paid out of earned surplus. The Company has the ability, under state regulatory requirements, to dividend up to $77,141 to its Parent in 2012 without permission from Kansas regulators.

Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance
Reinsurance

9. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

	2011	2010
Ceded future policyholder benefits and expenses	$1,600,007	$1,574,843
Ceded unearned premium	19,856	20,043
Ceded claims and benefits payable	190,250	146,822
Ceded paid losses	9,954	2,980
Total	$1,820,067	$1,744,688

A key credit quality indicator for reinsurance recoverables is the A.M. Best financial strength ratings of the reinsurer. The A.M. Best ratings are an independent opinion of a reinsurer's ability to meet ongoing obligations to policyholders. The A.M. Best ratings for new reinsurance agreements where there is material credit exposure are reviewed at the time of execution. The A.M. Best ratings for existing reinsurance agreements are reviewed on a periodic basis, at least annually. The following table provides the reinsurance recoverable as of December 31, 2011 grouped by A.M. Best rating:

A. M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$908,610	$19,616	$182,918	$337	$1,111,481
A or A–	652,326	56	5,896	30	658,308
B++ or B+	38,715	184	179	—	39,078
Not rated	356	—	1,257	9,587	11,200
Reinsurance recoverable	$1,600,007	$19,856	$190,250	$9,954	$1,820,067

A.M. Best ratings for The Hartford and John Hancock Life Insurance Company ("John Hancock"), a subsidiary of Manulife Financial Corporation, the reinsurers with the largest reinsurance recoverable balances, are A and A+, respectively. A.M. Best currently maintains a stable outlook on the financial strength ratings of John Hancock and The Hartford. The total amount of recoverable for these two reinsurers is $1,711,936 as of December 31, 2011. Most of the assets backing reserves relating to reinsurance recoverables from these two counterparties are held in trust.

The effect of reinsurance on premiums earned and benefits incurred was as follows:

	Years Ended December 31,
	2011			2010			2009
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned Premiums and other considerations	$213,074	$835,861	$1,048,935	$228,876	$853,599	$1,082,475	$248,457	$909,099	$1,157,556
Premiums assumed	12,093	181,799	193,892	7,159	218,074	225,233	8,419	128,425	136,844
Premiums ceded	(176,115)	(13,530)	(189,645)	(179,703)	(11,758)	(191,461)	(190,555)	(11,333)	(201,888)
Net earned premiums other considerations	$49,052	$1,004,130	$1,053,182	$56,332	$1,059,915	$1,116,247	$66,321	$1,026,191	$1,092,512
Direct policyholder benefits	$461,651	$558,545	$1,020,196	$721,532	$557,884	$1,279,416	$492,058	$644,290	$1,136,348
Policyholder benefits assumed	28,666	171,506	200,172	22,476	198,254	220,730	28,667	114,577	143,244
Policyholder benefits ceded	(404,044)	(6,776)	(410,820)	(656,716)	(5,375)	(662,091)	(424,066)	(5,995)	(430,061)
Net policyholder benefits	$86,273	$723,275	$809,548	$87,292	$750,763	$838,055	$96,659	$752,872	$849,531

The Company had $810,555 and $968,020, respectively, of invested assets held in trusts or by custodians as of December 31, 2011 and 2010, respectively, for the benefit of others related to certain reinsurance arrangements.

The Company utilizes ceded reinsurance for loss protection and capital management, business dispositions and client risk.

Loss Protection and Capital Management

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims. Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To mitigate this risk, the Company has control procedures to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification.

Business Divestitures

The Company has used reinsurance to exit certain businesses.

In 2005, the Parent signed an agreement with Forethought Life Insurance Company whereby the Company agreed to discontinue writing new preneed insurance policies in the United States via independent funeral homes and funeral homes other than those owned and operated by Service Corporation International for a period of ten years.

In 2001, the Parent entered into a reinsurance agreement with The Hartford for the sale of the FFG division. In 2000, the Company divested its LTC operations to John Hancock. Assets supporting liabilities ceded relating to these businesses are mainly held in trusts and the separate accounts relating to FFG are still reflected in the Company's balance sheet. If the reinsurers became insolvent, we would be exposed to the risk that the assets in the trusts and/or the separate accounts would be insufficient to support the liabilities that would revert back to us. The reinsurance recoverable from The Hartford was $608,430 and $628,256 as of December 31, 2011 and 2010, respectively. The reinsurance recoverable from John Hancock was $1,103,506 and $1,012,208 as of December 31, 2011 and 2010, respectively.

The reinsurance agreement associated with the FFG sale also stipulates that The Hartford contribute funds to increase the value of the separate account assets relating to Modified Guaranteed Annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In addition, the Company would be responsible for administering this business in the event of reinsurer insolvency. We do not currently have the administrative systems and capabilities to process this business. Accordingly, we would need to obtain those capabilities in the event of an insolvency of one or more of the reinsurers of these businesses. We might be forced to obtain such capabilities on unfavorable terms with a resulting material adverse effect on our results of operations and financial condition.

As of December 31, 2011, we were not aware of any regulatory actions taken with respect to the solvency of the insurance subsidiaries of The Hartford or John Hancock that reinsure the FFG and LTC businesses, and the Company has not been obligated to fulfill any of such reinsurers' obligations.

John Hancock and The Hartford have paid their obligations when due and there have been no disputes.

On April 1, 2008, the Company and United Family Life Insurance Company ("UFLIC") amended an existing Agreement of Reinsurance (the"Agreement") between the two companies. Under the terms of the amendment, UFLIC will cede to the Company 100% of its remaining reinsured liabilities, as defined in the Agreement, on a coinsurance basis. No gain or loss was recognized as a result of this amendment to the Agreement, and the Company paid a ceding fee of $8,159 to UFLIC.

Reserves	12 Months Ended
Dec. 31, 2011
Reserves
Reserves

10. RESERVES

The following table provides reserve information of the Company's major product lines at the dates shown:

	December 31, 2011				December 31, 2010
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts
Preneed funeral life insurance policies and investment-type annuity contracts	$1,057,773	$455	$3,264	$3,490	$1,119,089	$842	$3,276	$1,641
Life insurance no longer offered	273,920	582	852	4,159	280,295	601	954	33
FFG, LTC and other disposed businesses	1,507,307	19,629	164,302	14,727	1,476,481	19,821	123,356	13,356
All other	7,881	247	16,480	6,824	5,661	323	18,339	5,073
Short Duration Contracts
Group term life	—	4,128	198,067	35,503	—	4,404	196,246	34,997
Group disability	—	2,320	1,159,280	129,190	—	2,288	1,167,538	147,389
Medical	—	793	1,755	2,253	—	1,713	1,704	6,611
Dental	—	4,055	1,811	16,486	—	3,868	2,016	17,020
Credit life and disability	—	3	—	1,663	—	2	—	1,590
All other	—	79	—	471	—	9	111	—
Total	$2,846,881	$32,291	$1,545,811	$214,766	$2,881,526	$33,871	$1,513,540	$227,710

The following table provides a roll forward of the Company's product lines with the most significant claims and benefits payable balances: group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

	Group Term Life	Group Disability
Balance as of December 31, 2008, gross of reinsurance	$238,345	$1,395,127
Less: Reinsurance ceded and other (1)	(1,234)	(31,647)
Balance as of January 1, 2009, net of reinsurance	237,111	1,363,480
Incurred losses related to:
Current year	138,168	300,046
Prior year's interest	8,299	60,625
Prior year (s)	(22,243)	(75,016)
Total incurred losses	124,224	285,655
Paid losses related to:
Current year	83,520	69,424
Prior year (s)	39,399	264,809
Total paid losses	122,919	334,233
Balance as of December 31, 2009, net of reinsurance	238,416	1,314,902
Plus: Reinsurance ceded and other (1)	1,384	32,468
Balance as of December 31, 2009, gross of reinsurance	239,800	1,347,370
Less: Reinsurance ceded and other (1)	(1,384)	(32,468)
Balance as of January 1, 2010, net of reinsurance	238,416	1,314,902
Incurred losses related to:
Current year	131,507	341,152
Prior year's interest	8,017	57,312
Prior year (s)	(24,063)	(79,457)
Total incurred losses	115,461	319,007
Paid losses related to:
Current year	81,187	66,432
Prior year (s)	44,158	286,271
Total paid losses	125,345	352,703
Balance as of December 31, 2010, net of reinsurance	228,532	1,281,206
Plus: Reinsurance ceded and other (1)	2,711	33,721

	Group Term Life	Group Disability
Balance as of December 31, 2010 gross of reinsurance	$231,243	$1,314,927
Less: Reinsurance ceded and other (1)	(2,711)	(33,721)
Balance as of January 1, 2011, net of reinsurance	228,532	1,281,206
Incurred losses related to:
Current year	140,537	314,115
Prior year's interest	7,723	56,778
Prior year (s)	(21,560)	(64,669)
Total incurred losses	126,700	306,224
Paid losses related to:
Current year	86,181	63,057
Prior year (s)	38,590	268,612
Total paid losses	124,771	331,669
Balance as of December 31, 2011, net of reinsurance	230,461	1,255,761
Plus: Reinsurance ceded and other (1)	3,109	32,709
Balance as of December 31, 2011 gross of reinsurance	$233,570	$1,288,470

(1)  Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

Short Duration Contracts

The Company's short duration contracts are comprised of group term life, group disability, medical, dental, vision and credit life and disability. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.

Case and IBNR reserves are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and payment patterns, benefit changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.

Since case and IBNR reserves include estimates developed from various actuarial methods, the Company's actual losses incurred may be more or less than the Company's previously developed estimates. As shown in the table above, if the amounts listed on the line labeled "Incurred losses related to: Prior years" are negative (redundant) this means that the Company's actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled "Incurred losses related to: Prior years" are positive (deficient) this means that the Company's actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.

The group term life case and IBNR reserve redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.

Group disability case and IBNR reserves show redundancies in all years due to actual claim recovery rates exceeding those assumed in prior year reserves.

The Company's group disability products include short and long term disability coverage. Case and IBNR reserves for long-term disability claims incurred in 2011 have been discounted at 4.75% while these claims incurred amounts in 2010 and earlier have been discounted at 5.25%. The December 31, 2011 and 2010 liabilities net of reinsurance include $1,228,356 and $1,252,814, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2011 and 2010 are $414,145 and $439,537 respectively.

Long Duration Contracts

The Company's long duration contracts are primarily comprised of preneed life insurance policies and annuity policies, life insurance policies (no longer offered), and FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.

Preneed Business

Interest and discount rates for preneed life insurance vary by year of issuance and product, and ranged from 4.7% to 7.3% in 2011 and 2010 before provisions for adverse deviation, which ranged from 0.2% to 0.5% in both 2011 and 2010.

Interest and discount rates for traditional life insurance (no longer offered) vary by year of issuance and products and were 7.5% grading to 5.3% over 20 years in 2011 and 2010 with the exception of a block of pre-1980 business which had a level 8.8% discount rate in both 2011 and 2010.

Mortality assumptions are based upon pricing assumptions and modified to allow for provisions for adverse deviation. Surrender rates vary by product and are based upon pricing assumptions.

Future policy benefit increases on preneed life insurance policies ranged from 1.0% to 7.0% in 2011 and 2010. Some policies have future policy benefit increases that are guaranteed or tied to equal some measure of inflation. The inflation assumption for most of these inflation-linked benefits was 3.0% in both 2011 and 2010 with the exception of most policies issued in 2005 through 2007 where the assumption was 2.3%.

The reserves for preneed annuities are based on assumed interest rates credited on deferred annuities, which vary by year of issue, and ranged from 1.5% to 5.5% in 2011 and 2010. Withdrawal charges, if any, can range from 7.0% to 0.0% and grade to zero over a period of seven years.

FFG and LTC

The reserves for businesses previously disposed of by FFG and LTC are included in the Company's reserves in accordance with the insurance guidance. The Company maintains an offsetting reinsurance recoverable related to these reserves. See Note 9 for further information.

Retirement and Other Employee Benefits	12 Months Ended
Dec. 31, 2011
Retirement and Other Employee Benefits
Retirement and Other Employee Benefits

11. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Parent sponsors a non-contributory, qualified defined benefit pension plan and certain non-contributory, non-qualified post retirement benefits covering employees who meet eligibility requirements as to age and length of service. Plan assets of the qualified defined benefit plan are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these consolidated financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. The Parent's pension plan funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as the Parent may determine to be appropriate from time to time up to the maximum permitted, and to charge each subsidiary an allocable amount based on its employee pensionable earnings. Pension costs allocated to the Company amounted to $6,180, $6,056 and $6,349 for 2011, 2010 and 2009, respectively.

The Parent sponsors a defined contribution plan covering substantially all employees. The defined contribution plan provides benefits payable to participants on retirement or disability and to beneficiaries of participants in the event of the participant's death. The amounts expensed by the Company related to this plan were $5,616, $5,005 and $6,206 for 2011, 2010 and 2009, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by the Parent. On July 1, 2011, the Parent terminated certain health care benefits for employees who do not qualify for "grandfathered" status and will no longer offer these benefits to new hires. The Parent contribution, plan design and other terms of remaining benefits will not change for those grandfathered employees. The Parent has the right to modify or terminate these benefits. The Company made contributions to the postretirement benefit plans of $1,500 in 2009 as claims were incurred. No contributions were made during 2011 and 2010. During 2011, 2010 and 2009 the Company incurred expenses related to postretirement benefits of $414, $1,132 and $981, respectively.

Deferred Acquisition Costs	12 Months Ended
Dec. 31, 2011
Deferred Acquisition Costs
Deferred Acquisition Costs

12. DEFERRED ACQUISITION COSTS

Information about deferred acquisition costs is as follows:

	December 31,
	2011	2010	2009
Beginning balance	$31,222	$37,908	$43,020
Costs deferred	37,682	32,600	38,608
Amortization	(39,485)	(39,286)	(43,720)
Ending balance	$29,419	$31,222	$37,908

Goodwill, VOBA and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill, VOBA and Other Intangible Assets
Goodwill, VOBA and Other Intangible Assets

13. GOODWILL, VOBA AND OTHER INTANGIBLE ASSETS

Information about goodwill is as follows:

	Goodwill for the years ended December 31,
	2011	2010	2009
Balance as of January 1:
Goodwill	$156,817	$156,817	$156,817
Accumulated impairment loss	(139,532)	(75,244)	—
	17,285	81,573	156,817
Impairments*	—	(64,288)	(75,244)
Goodwill	156,817	156,817	156,817
Accumulated impairment losses	(139,532)	(139,532)	(75,244)
Balance as of December 31:	$17,285	$17,285	$81,573

*  See Notes 2 and 4 for further information.

In accordance with the goodwill guidance, goodwill is deemed to have an indefinite life and should not be amortized, but rather must be tested, at least annually, for impairment. In addition, goodwill should be tested for impairment between annual tests if an event occurs or circumstances change that would "more likely than not" reduce the estimated fair value of the Company below its carrying value.

The goodwill impairment test has two steps. Step 1 of the test identifies potential impairments, by comparing the estimated fair value of the Company to its net book value. If the estimated fair value exceeds its net book value, there is no impairment of goodwill and Step 2 is unnecessary. However, if the net book value exceeds the estimated fair value, then Step 1 is failed, and Step 2 is performed to determine the amount of the potential impairment. Step 2 utilizes acquisition accounting guidance and requires the fair value calculation of all individual assets and liabilities of the Company (excluding goodwill, but including any unrecognized intangible assets). The net fair value of assets less liabilities is then compared to the Company's total estimated fair value as calculated in Step 1. The excess of fair value over the net asset value equals the implied fair value of goodwill. The implied fair value of goodwill is then compared to the carrying value of goodwill to determine the Company's goodwill impairment.

During September 2011, the FASB issued amended intangibles — goodwill and other guidance. This guidance provides the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of an entity is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that its fair value is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test, described above.

In the fourth quarters of 2011, 2010 and 2009, we conducted our annual assessments of goodwill.

During 2011, the Company did not take the option to perform the qualitative assessment; rather it performed a Step 1 analysis. Based on this analysis, it was determined that goodwill was not impaired.

Based on the results of the 2010 assessment, the Company concluded that its net book values exceeded its estimated fair values and therefore performed a Step 2 test. Based on the results of the Step 2 test, the Company recorded impairment charges of $64,288. During 2009, the Company concluded that its net book value exceeded its estimated fair value and recorded an $75,244 impairment charge after performing a Step 2 test. The 2010 impairment reflected the effects of the low interest rate environment, continuing high unemployment, the slow pace of the economic recovery and an increased net book value of the Company, primarily related to its investment portfolio. The 2009 impairment reflected the challenging near term growth environment for the Company and an increased net book value of the Company, primarily related to its investment portfolio. Management remains confident in the long-term prospects of the Company. See Note 4 for further information.

Information about VOBA is as follows:

	For the years ended December 31,
	2011	2010	2009
Beginning balance	$16,697	$18,783	$21,461
Amortization, net of interest accrued	(1,864)	(2,086)	(2,678)
Ending balance	$14,833	$16,697	$18,783

As of December 31, 2011, the entire outstanding balance of VOBA relates to the Company's preneed business. VOBA in this business assumes an interest rate ranging from 5.4% to 7.5%.

At December 31, 2011 the estimated amortization of VOBA for the next five years and thereafter is as follows:

Year	Amount
2012	$1,729
2013	1,550
2014	1,425
2015	1,323
2016	1,227
Thereafter	7,579
Total	$14,833

Information about other intangible assets is as follows:

	As of December 31,
	2011			2010
	Carrying Value	Accumulated Amortization	Net Other Intangible Assets	Carrying Value	Accumulated Amortization	Net Other Intangible Assets
Contract based intangibles	$38,020	$(17,897)	$20,123	$38,020	$(16,110)	$21,910

Other intangible assets that have finite lives are amortized over their useful lives. The estimated amortization of other intangible assets, which mainly include customers contracts, are as follows:

Year	Amount
2012	$1,788
2013	1,788
2014	1,788
2015	1,788
2016	1,788
Thereafter	11,183
Total other intangible assets with finite lives	$20,123

Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income

14. ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income, net of tax, at December 31 are as follows:

	Unrealized Gains on Securities	OTTI	Accumulated Other Comprehensive Income
Balance at December 31, 2009	$30,637	$3,956	$34,593
Activity in 2010	77,000	2,424	79,424
Balance at December 31, 2010	107,637	6,380	114,017
Activity in 2011	103,690	(637)	103,053
Balance at December 31, 2011	$211,327	$5,743	$217,070

The amounts in the unrealized gains on securities column are net of reclassification adjustments of $662, $5,762 and $(14,951), net of tax, in 2011, 2010 and 2009, respectively, for net realized gains (losses) on sales of securities included in net income. The amounts in the OTTI column are net of reclassification adjustments of $(662), $(168) and $(753), net of tax, in 2011, 2010 and 2009, respectively, for net realized losses on sales of securities included in net income.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transactions

15. RELATED PARTY TRANSACTIONS

The Company receives various services from the Parent and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, information technology, auditing, investment, actuarial and other administrative functions. The net fees paid for these services to the Parent and affiliates for the years ended December 31, 2011, 2010 and 2009, were $86,863, $86,694 and $80,883, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating as a separate company.

In prior years, the Company assumed group disability business from an affiliate, Union Security Life Insurance Company of New York ("USLICoNY"). On January 1, 2010, the Company terminated this reinsurance agreement for new business written. Effective July 1, 2010, the Company commuted the existing reinsured business under the same agreement, which involved a release of $26,920 in reserves and cash paid to USLICoNY of $29,172. The commutation resulted in a $2,252 loss for the Company, and was reflected in the policyholder benefits in the consolidated statements of operations. The Company assumed $67 and $4,777 of premiums from USLICoNY in 2010 and 2009, respectively and $30,149 of reserves in 2009.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

16. COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries lease office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2011, the aggregate future minimum lease payments under these operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2012	$6,035
2013	5,298
2014	4,771
2015	4,340
2016	4,152
Thereafter	446
Total minimum future lease payments	$25,042

Rent expense was $6,697, $8,438 and $8,760 for 2011, 2010 and 2009, respectively.

The Company is involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation, the Company does not believe that any pending matter will have a material adverse effect individually or in the aggregate, on the Company's financial condition, results of operations or cash flows.

In the course of implementing procedures for compliance with the new mandatory reporting requirements under the Medicare, Medicaid, and SCHIP Extension Act of 2007, the Parent Company's Health segment identified a possible ambiguity in the Medicare Secondary Payer Act and related regulations about which the Company subsequently had a meeting with representatives of the Centers for Medicare and Medicaid Services ("CMS"). The Parent Company believes that its historical interpretation and application of such laws and regulations is correct and has requested that CMS issue a written determination to that effect. More recently, CMS informed counsel that it disagrees with some of the Parent Company's Health segment's legal positions and requested another meeting to discuss the matter further, but as of this date, no such meeting has been scheduled. The Company does not believe that any loss relating to this issue is probable, nor can the Company make any estimate of any possible loss or range of possible loss associated with this issue.

Business Combinations	12 Months Ended
Dec. 31, 2011
Business Combinations
Business Combinations

17. BUSINESS COMBINATIONS

On October 1, 2009, the Company acquired, through a reinsurance agreement, a block of business from Shenandoah Life Insurance Company ("Shenandoah"). The Company assumed, on a coinsurance basis, 100% of the group life, disability, dental and vision insurance business in-force with Shenandoah. There were no goodwill or intangible assets associated with this agreement.

Schedule I-Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2011
Schedule I-Summary of Investments Other-Than-Investments in Related Parties
Schedule I-Summary of Investments Other-Than-Investments in Related Parties

Union Security Insurance Company
at December 31, 2011
Schedule I — Summary of Investments Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which Shown in Balance Sheet
	(in thousands)
Fixed Maturity Securities
United States Government and government agencies and authorities	$2,084	$2,491	$2,491
States, municipalities and political subdivisions	53,880	57,063	57,063
Foreign governments	34,161	36,193	36,193
Asset-backed	1,899	1,943	1,943
Commercial mortgage-backed	9,581	10,171	10,171
Residential mortgage-backed	97,140	104,798	104,798
Corporate	2,327,256	2,653,275	2,653,275
Total fixed maturity securities	2,526,001	2,865,934	2,865,934
Equity Securities
Common stocks	92	169	169
Non-redeemable preferred stocks	81,051	80,712	80,712
Total equity securities	81,143	80,881	80,881
Commercial mortgage loans on real estate, at amortized cost	671,104	739,515	671,104
Policy loans	12,822	12,822	12,822
Short-term investments	82,664	82,664	82,664
Collateral held/pledged under securities agreements	42,830	42,666	42,666
Other investments	103,053	103,053	103,053
Total investments	$3,519,617	$3,927,535	$3,859,124

Schedule III-Supplementary Insurance Information	12 Months Ended
Dec. 31, 2011
Schedule III-Supplementary Insurance Information
Schedule III-Supplementary Insurance Information

Union Security Insurance Company
For the Years Ended December 31, 2011, 2010 & 2009
Schedule III — Supplementary Insurance Information

	Deferred acquisition costs	Future policy benefits and expenses	Unearned premiums	Claims and benefits payable	Premium revenues	Net investment income	Benefits claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other* operating expenses
	(in thousands)
2011	$29,419	$2,846,881	$32,291	$1,760,577	$1,053,182	$203,535	$809,548	$39,486	$333,721
2010	$31,222	$2,881,526	$33,871	$1,741,250	$1,116,247	$212,475	$838,055	$39,286	$415,216
2009	$37,908	$2,675,069	$37,692	$1,751,501	$1,092,512	$216,725	$849,531	$43,720	$418,264

*  Includes amortization of value of business acquired, underwriting, general and administration expenses and goodwill impairment

Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2011
Schedule IV - Reinsurance
Schedule IV - Reinsurance

Union Security Insurance Company
For the Years Ended December 31, 2011
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$71,604,673	$11,811,625	$6,534,460	$66,327,508	9.9%
Premiums:
Life insurance	$285,047	$94,132	$15,746	$206,661	7.6%
Accident and health insurance	763,888	95,513	178,146	846,521	21.0%
Total earned premiums	$1,048,935	$189,645	$193,892	$1,053,182	18.4%
Benefits:
Life insurance	$429,977	$272,036	$35,744	$193,685	18.5%
Accident and health insurance	590,219	138,784	164,428	615,863	26.7%
Total policyholder benefits	$1,020,196	$410,820	$200,172	$809,548	24.7%

Union Security Insurance Company
For the Years Ended December 31, 2010
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$72,241,115	$12,791,301	$6,579,297	$66,029,111	10.0%
Premiums:
Life insurance	$292,452	$98,636	$17,758	$211,574	8.4%
Accident and health insurance	790,023	92,825	207,475	904,673	22.9%
Total earned premiums	$1,082,475	$191,461	$225,233	$1,116,247	20.2%
Benefits:
Life insurance	$426,739	$279,406	$33,647	$180,980	18.6%
Accident and health insurance	852,677	382,685	187,083	657,075	28.5%
Total policyholder benefits	$1,279,416	$662,091	$220,730	$838,055	26.3%

Union Security Insurance Company
For the Years Ended December 31, 2009
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$74,478,037	$14,220,902	$8,661,374	$68,918,509	12.6%
Premiums:
Life insurance	$314,216	$112,043	$11,258	$213,431	5.3%
Accident and health insurance	843,340	89,845	125,586	879,081	14.3%
Total earned premiums	$1,157,556	$201,888	$136,844	$1,092,512	12.5%
Benefits:
Life insurance	$457,403	$290,203	$31,302	$198,502	15.8%
Accident and health insurance	678,945	139,858	111,942	651,029	17.2%
Total policyholder benefits	$1,136,348	$430,061	$143,244	$849,531	16.9%

Schedule V-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule V-Valuation and Qualifying Accounts
Schedule V-Valuation and Qualifying Accounts

Union Security Insurance Company
as of December 31, 2011, 2010 and 2009
Schedule V — Valuation and Qualifying Accounts

		Additions
	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
2011:
Valuation allowance for deferred tax assets	$10,523	$(10,523)	$—	$—	$—
Valuation allowance for mortgage loans on real estate	12,434	679	—	7,732	5,381
Valuation allowance for uncollectible agents balances	4,671	(16)	—	—	4,655
Valuation allowance for uncollectible accounts	—	43	—	—	43
Total	$27,628	$(9,817)	$—	$7,732	$10,079
2010:
Valuation allowance for deferred tax assets	$10,415	$108	$—	$—	$10,523
Valuation allowance for mortgage loans on real estate	8,552	3,882	—	—	12,434
Valuation allowance for uncollectible agents balances	4,811	(121)	—	19	4,671
Total	$23,778	$3,869	$—	$19	$27,628
2009:
Valuation allowance for deferred tax assets	$7,195	$(390)	$3,610	$—	$10,415
Valuation allowance for mortgage loans on real estate	3,252	5,300	—	—	8,552
Valuation allowance for uncollectible agents balances	4,840	(21)	—	8	4,811
Total	$15,287	$4,889	$3,610	$8	$23,778